Equity Incentive Plans - Restricted Stock Unit Awards (Details) - Restricted Stock Units	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of RSUs
Granted (in shares) | shares	1,089,453
Released (in shares) | shares	(105,780)
Forfeited (in shares) | shares	(48,525)
Outstanding at Ending of period (in shares) | shares	935,148
Weighted Average Grant Date Fair Value per Share
Granted (in dollars per share) | $ / shares	$ 7.52
Released (in dollars per share) | $ / shares	7.01
Forfeited (in dollars per share) | $ / shares	7.26
Outstanding at Ending of period (in dollars per share) | $ / shares	$ 7.59